Local Media Acquisition (Detail) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 29, 2013	Nov. 06, 2013	Jun. 30, 2013	Jun. 30, 2013	Nov. 06, 2013	Dec. 29, 2013	Dec. 30, 2012	Sep. 03, 2013
Acquisitions, Additional Information [Abstract]
Annual incentive pay, percent of EBITDA of Variable Interest Entity						12.50%
Variable Interest Entity subsidiary ownership percentage						100.00%
Purchase price, including working capital	$ 83,060					$ 83,060
Acquisition related costs						2,089
Equity contributed for acquisition						53,323
Debt issued for acquistion	33,000					33,000
Personal property useful life minimum (in years)						1
Personal property useful life maximum (in years)						7
Real property useful life minimum (in years)						17
Real property useful life maximum (in years)						38
Royalty rate used to determine fair value of mastheads						1.50%
Long term growth rate used to determine fair value of mastheads					0.00%	0.00%
Tax rate used to determine fair value of mastheads						39.20%
Discount rate used to determine fair value of mastheads						25.00%
Advertiser and subscriber relationships fair value	0					0
Acquired trade recievables fair value	13,427					13,427
Acquired trade recievables contractual amount	14,937					14,937
Acquired trade recievables estimated uncollectible	1,510					1,510
Acquired Entity Revenue	28,578	24,661
Acquired Entity net income (loss)	2,353	(208)
Goodwill expected to be tax deductible	1,187					1,187
Acquisitions, Assets Acquired and Liabilities Assumed [Abstract]
Current assets								18,673
Property, plant and equipment								73,718
Mastheads								4,100
Goodwill								462
Total assets								96,953
Current liabilities								13,893
Total liabilities								13,893
Net assets acquired								83,060
Proforma Results [Abstract]
Revenues	103,231		159,306	305,393	516,919		653,266
Income (loss) from continuing operations	$ 7,206		$ (38,334)	$ (55,809)	$ 747,637		$ (213,519)
Income (loss) from continuing operations per common share, basic	$ 0.24		$ (0.66)	$ (0.96)	$ 12.87		$ (3.68)
Income (loss) from continuing operations per common share, diluted	$ 0.24		$ (0.66)	$ (0.96)	$ 12.87		$ (3.68)